Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2024	2025
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	30,204	26,169
Hangzhou Aqua Ventures Investment Management L.P. (ii)	47,144	26,383
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	31,386	28,246
Others (vii)	64,849	77,108
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Sichuan INMO Technology Co., Ltd. (iv)	55,343	55,343
Others (vii)	36,496	69,931
Fair value option investment
AEZ Capital Feeder Fund (v)	190,111	196,517
Available-for-sale investment
Long-term investment in a third-party online brokerage company (vi)	—	664,345

	825,533	1,514,042